Note Payable, Net (Details) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 25, 2026	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Principal amount	$ 1,255,320			$ 1,255,320
Purchase price			$ 414,000
Interest charge			56,138			$ 42,333
Debt issuance costs	$ 34,000						$ 282,700
Net proceeds		$ 750,000		1,164,000
Administration fee		37,500
Repayment amount				34,000
Amortization of debt discount and debt issuance costs				168,459		$ 54,186
Interest expense				18,337
Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount			467,820
Original issue discount			$ 53,820
Maturity of notes			Feb. 15, 2027
Repayment amount		$ 37,800
Confessed Judgement Secured Promissory Note [Member]
Debt Instrument [Line Items]
Maturity of notes		Oct. 22, 2026
Notes issued		$ 787,500
Notes [Member]
Debt Instrument [Line Items]
Amortization of debt discount and debt issuance costs				$ 12,026
Business Loan Agreement [Member]
Debt Instrument [Line Items]
Repayment amount		1,134,000
Business Loan Agreement [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount		787,500
Monthly payments		$ 346,500
Maturity of notes		Oct. 22, 2026
Maximum [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Monthly payments			$ 288,176
Minimum [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Monthly payments			$ 39,297